Transactions and Balances with Related Parties (Details) - Schedule of transactions with related parties - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Holding company
Interest income		$ 79,473	$ 55,848	$ 34,447
Management staff
Administrative services expenditures		133,970	275,063	113,018
Other related parties
Sales		631,770	392,531	391,664
Purchases		220,884	253,931	40,081
Direct short-term benefits	[1]	$ 113,773	$ 120,151	$ 78,321

[1]	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.